CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		100,000,000
Preferred Stock, Shares Outstanding		0
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		100,000,000
Common Stock, Shares, Outstanding	958,219	416,368